4. LOANS (Details 4) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Commercial-Land	$ 13,312	$ 15,721
Commercial-Construction	7,357	9,473
Commercial-Non-Real Estate	34,032	27,403
Commercial-Real Estate	120,557	111,558
Total	175,258	164,155
% of Total	100.00%	100.00%
Prime
Commercial-Land	0	0
Commercial-Construction	0	0
Commercial-Non-Real Estate	3,146	3,489
Commercial-Real Estate	0	0
Total	3,146	3,489
% of Total	1.80%	2.10%
Excellent
Commercial-Land	0	0
Commercial-Construction	0	0
Commercial-Non-Real Estate	118	50
Commercial-Real Estate	0	8
Total	118	58
% of Total	0.10%	0.10%
Average
Commercial-Land	815	500
Commercial-Construction	0	0
Commercial-Non-Real Estate	500	821
Commercial-Real Estate	4,921	5,554
Total	6,236	6,875
% of Total	3.60%	4.20%
Satisfactory
Commercial-Land	7,231	8,525
Commercial-Construction	6,927	7,113
Commercial-Non-Real Estate	28,008	21,433
Commercial-Real Estate	92,494	77,254
Total	134,660	114,325
% of Total	76.80%	69.60%
Watch
Commercial-Land	601	1,738
Commercial-Construction	65	927
Commercial-Non-Real Estate	2,056	994
Commercial-Real Estate	18,733	24,360
Total	21,455	28,019
% of Total	12.20%	17.10%
Special Mention
Commercial-Land	17	166
Commercial-Construction	365	381
Commercial-Non-Real Estate	50	558
Commercial-Real Estate	872	2,534
Total	1,304	3,639
% of Total	0.70%	2.20%
Substandard
Commercial-Land	4,648	4,792
Commercial-Construction	0	1,052
Commercial-Non-Real Estate	154	58
Commercial-Real Estate	3,537	1,848
Total	8,339	7,750
% of Total	4.80%	4.70%
Doubtful
Commercial-Land	0	0
Commercial-Construction	0	0
Commercial-Non-Real Estate	0	0
Commercial-Real Estate	0	0
Total	0	0
% of Total	0.00%	0.00%
Loss
Commercial-Land	0	0
Commercial-Construction	0	0
Commercial-Non-Real Estate	0	0
Commercial-Real Estate	0	0
Total	$ 0	$ 0
% of Total	0.00%	0.00%